INCOME TAXES (Tables) - ConnectM Before Business Combination	12 Months Ended
Dec. 31, 2023
Schedule of components of the income tax provision (benefit)

	Years ended December 31,
	2023	2022
Current
Federal	—	$—
State	—	—
Foreign	—	—
Total Current	—	—
Deferred
Federal	—	$(512,025)
State	—	(29,381)
Foreign	—	—
Total Deferred	—	(541,406)
Total income taxes	—	$(541,406)

Schedule of principal components of deferred income tax assets, net

	Years ended December 31,
	2023	2022
Deferred tax assets
Depreciation	—	$35,967
Other	4,266	1,386
ROU asset	157,555	201,556
Net operating losses	5,408,937	3,038,057
Deferred tax assets	5,570,758	3,276,966
Less: Valuation allowance	(5,207,943)	(2,788,979)
Total deferred tax assets	$362,815	$487,987
Deferred tax liabilities
Depreciation, amortization, and impairment	(219,512)	(316,895)
Lease assets	(143,303)	(171,092)
Deferred tax liabilities	$(362,815)	$(487,987)
Net deferred tax assets	$—	$—